Investment Securities (Fair Value and Gross Unrealized Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Available for sale:
Fair value, less than 12 months		$ 523,797
Marketable securities, less than 12 months	$ 221,140
Unrealized losses, less than 12 Months		(2,274)
Marketable securities, less than 12 Months	(2,223)
Fair value, 12 months or more		1,448,109
Marketable securities, 12 months or more	2,537,693
Unrealized losses, 12 Months or More		(14,340)
Marketable securities, 12 Months or More	(77,051)
Fair value, Total		1,971,906
Marketable securities, Total	2,758,833
Unrealized losses, Total		(16,614)
Marketable securities, Total	79,274
Residential mortgage-backed securities
Available for sale:
Fair value, less than 12 months	208,384	523,031
Unrealized losses, less than 12 Months	(2,124)	(2,269)
Fair value, 12 months or more	2,537,181	1,448,109
Unrealized losses, 12 Months or More	(77,045)	(14,340)
Fair value, Total	2,745,565	1,971,140
Unrealized losses, Total	(79,169)	(16,609)
Obligations of states and political subdivisions
Available for sale:
Fair value, less than 12 months	12,756	766
Unrealized losses, less than 12 Months	(99)	(5)
Fair value, 12 months or more	512
Unrealized losses, 12 Months or More	(6)
Fair value, Total	13,268	766
Unrealized losses, Total	$ (105)	$ (5)